Earnings Per Share/ADS	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Earnings Per Share/ADS
17.	EARNINGS PER SHARE/ADS
Basic and diluted earnings per share for each of the years presented are calculated as follows:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Basic earnings per share:
Numerator:
Net income attributable to ordinary shareholders	3,199,966	3,405,229	2,148,566	337,157
Denominator:
Weighted average ordinary shares outstanding	474,328,384	477,467,268	499,861,764	499,861,764

Basic earnings per share	6.75	7.13	4.30	0.67

Diluted earnings per share:
Numerator:
Net income attributable to ordinary shareholders	3,199,966	3,405,229	2,148,566	337,157
Denominator:
Weighted average ordinary shares outstanding	474,328,384	477,467,268	499,861,764	499,861,764
Dilutive effect of share-based awards	3,732,604	2,219,112	619,776	619,776

Weighted average number of shares outstanding-diluted	478,060,988	479,686,380	500,481,540	500,481,540

Diluted earnings per share	6.69	7.10	4.29	0.67

Earnings per ADS
Net income per ADS – basic (RMB)	26.99	28.53	17.19	2.70
Net income per ADS – diluted (RMB)	26.77	28.40	17.17	2.69
The effects of 389,440, 481,828 and 455,824 stock options were excluded from the calculation of diluted earnings per share as their effect would have been anti-dilutive during the years ended December 31, 2019, 2020 and 2021, respectively. The effects of 714,700, 90,536 and 1,407,232 restricted shares were excluded from the calculation of diluted earnings per share as their effect would have been anti-dilutive during the years ended December 31, 2019, 2020 and 2021, respectively.